Offerings	Oct. 21, 2026 USD ($) share
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.463% FIXED RATE/FLOATING RATE SENIOR NOTES DUE OCTOBER 23, 2029
Amount Registered | share	1,200,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,200,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 104,400
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	SENIOR FLOATING RATE NOTES DUE OCTOBER 23, 2029
Amount Registered | share	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.